                               OPPENHEIMER ZERO COUPON
                                U.S. TREASURIES TRUST
                               SERIES A, B, C, D, E & F

                        ANNUAL REPORT DATED DECEMBER 31, 1997

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Independent Auditors' Report

--------------------------------------------------------------------------------


We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A at December 31, 1997, and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Statement of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    2000           2005
                                                                   SERIES         SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .     $3,612,130     $2,310,109
Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,729          7,082
Accrued interest receivable. . . . . . . . . . . . . . . . .              -            993
                                                                  ---------      ---------

     Total trust property. . . . . . . . . . . . . . . . . .      3,615,859      2,318,184
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .          3,729          8,075
                                                                  ---------      ---------

NET ASSETS - NOTE 2. . . . . . . . . . . . . . . . . . . . .     $3,612,130     $2,310,109
                                                                  ---------      ---------
                                                                  ---------      ---------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .      4,187,200      3,521,227
                                                                  ---------      ---------
                                                                  ---------      ---------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .     $   .86266     $   .65605
                                                                  ---------      ---------
                                                                  ---------      ---------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
     Statements of Operations
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------------
                                                                     2000 SERIES                         2005 SERIES
                                                          ---------------------------------   ---------------------------------
                                                            1997         1996        1995       1997         1996        1995
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .      $      -    $      -    $  1,763    $    651    $  1,561    $  1,838
Accretion of original issue discount . . . . . . . .       279,929     317,761     355,702     140,729     144,414     150,094
Trustee's fees and expenses - Note 3 . . . . . . . .             -           -      (1,763)       (651)     (1,561)     (1,838)
                                                           -------     -------     -------     -------     -------     -------
Net investment income. . . . . . . . . . . . . . . .       279,929     317,761     355,702     140,729     144,414     150,094

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions     . . . .        65,298     116,592      88,501      50,953      72,024           -

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .       (95,809)   (343,346)    433,005      26,780    (255,826)    435,195
                                                           -------     -------     -------     -------     -------     -------

Net gain (loss) on investments . . . . . . . . . . .       (30,511)   (226,754)    521,506      77,733    (183,802)    435,195
                                                           -------     -------     -------     -------     -------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .      $249,418    $ 91,007    $877,208    $218,462    $(39,388)   $585,289
                                                           -------     -------     -------     -------     -------     -------
                                                           -------     -------     -------     -------     -------     -------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Statements of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------------
                                                                     2000 SERIES                         2005 SERIES
                                                          ---------------------------------   ---------------------------------
                                                            1997         1996        1995       1997         1996        1995
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . .    $  279,929  $  317,761  $  355,702  $  140,729  $  144,414  $  150,094
     Realized gain on securities
       transactions  . . . . . . . . . . . . . . . .        65,298     116,592      88,501      50,953      72,024           -
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .       (95,809)   (343,346)    433,005      26,780    (255,826)    435,195
                                                         ---------   ---------   ---------   ---------   ---------   ---------
     Net increase (decrease) in net assets
       resulting from operations . . . . . . . . . .       249,418      91,007     877,208     218,462     (39,388)    585,289

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . .       116,537           -     201,027     364,352           -     203,754
     Redemption of Units . . . . . . . . . . . . . .      (898,924)   (893,602)   (734,385)   (325,029)   (388,586)          -
                                                         ---------   ---------   ---------   ---------   ---------   ---------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . .      (532,969)   (802,595)    343,850     257,785    (427,974)    789,043

NET ASSETS:
     Beginning of period . . . . . . . . . . . . . .    $4,145,099  $4,947,694  $4,603,844  $2,052,324  $2,480,298  $1,691,255
                                                         ---------   ---------   ---------   ---------   ---------   ---------

     End of period . . . . . . . . . . . . . . . . .    $3,612,130  $4,145,099  $4,947,694  $2,310,109  $2,052,324  $2,480,298
                                                         ---------   ---------   ---------   ---------   ---------   ---------
                                                         ---------   ---------   ---------   ---------   ---------   ---------


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL


-------------------------------------------------------------------------------------------------------------------------

                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

-------------------------------------------------------------------------------------------------------------------------
2000 SERIES
-----------
Cost of 4,187,200, 5,152,200 and 6,317,200 Units, respectively . . . .          $1,906,583     $2,250,437     $2,646,690
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               2,275          7,933         14,678
                                                                                 ---------      ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .           1,904,308      2,242,504      2,632,012

Accretion of original issue discount . . . . . . . . . . . . . . . . .           1,479,372      1,578,336      1,648,079
Net unrealized appreciation of investments . . . . . . . . . . . . . .             228,450        324,259        667,604
                                                                                 ---------      ---------      ---------
Net capital applicable to certificateholders . . . . . . . . . . . . .          $3,612,130     $4,145,099     $4,947,694
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------

2005 SERIES
-----------
Cost of 3,521,227, 3,487,041 and 4,190,859 Units, respectively . . . .          $1,310,328     $1,100,352     $1,297,142
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .              13,961         18,214         24,133
                                                                                 ---------      ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .           1,296,367      1,082,138      1,273,009

Accretion of original issue discount . . . . . . . . . . . . . . . . .             658,972        642,196        623,473
Net unrealized appreciation of investments . . . . . . . . . . . . . .             354,770        327,990        583,816
                                                                                 ---------      ---------      ---------
Net capital applicable to certificateholders . . . . . . . . . . . . .          $2,310,109     $2,052,324     $2,480,298
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

ISSUANCE

Additional Units were issued by the Fund during the years ended December 31, 1997, 1996, and 1995 as follows:



SERIES                                                                             1997            1996         1995
------                                                                             ----            ----         ----

     2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  -              -         278,488
     2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             588,191             -         422,291


REDEMPTION

During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:


SERIES                                                                             1997            1996         1995
------                                                                             ----            ----         ----


     2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             965,000      1,165,000      1,039,316
     2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             554,005        703,818             -



The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES A
Portfolios as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2000 SERIES
-----------
     Stripped Treasury Securities . . .         0%        8-15-00     $4,187,200     $3,383,680     $3,612,130
                                                                       ---------      ---------      ---------
                                                                       ---------      ---------      ---------

2005 SERIES
-----------
     Stripped Treasury Securities . . .         0%        5-15-05     $3,502,125     $1,938,213     $2,290,005
     U.S. Treasury Notes. . . . . . . .      8.25%        5-15-05         19,102         17,126         20,104
                                                                       ---------      ---------      ---------

          Total . . . . . . . . . . . .                               $3,521,227     $1,955,339     $2,310,109
                                                                       ---------      ---------      ---------
                                                                       ---------      ---------      ---------




_____________
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


               SERIES    AMOUNT
               ------    ------
               2000      $ 3,613,972
               2005      $ 2,313,403


See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES A+
as of December 31, 1997

--------------------------------------------------------------------------------

Series A is a series unit investment trust consisting of nine separate series, each with its own portfolio. At December 31, 1997 there are two series which are still outstanding; these are the 2000 Series and the 2005 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).



                                                                              2000                2005
                                                                             SERIES              SERIES

------------------------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . .     $  4,187,200        $    3,521,227
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . .        4,187,200             3,521,227

FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED
BY EACH UNIT . . . . . . . . . . . . . . . . . . . . . . . . . . .     1/4,187,200 th      1/3,521,227 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . .     $    3,613,972      $    2,313,403
                                                                        -------------       -------------

     Divided by number of Units times 1,000. . . . . . . . . . . .     $       863.10      $       656.99
     Plus the applicable transaction charge**. . . . . . . . . . .               6.47                9.85
                                                                        -------------       -------------

     Offering Price per 1,000 Units. . . . . . . . . . . . . . . .     $       869.57      $       666.84
                                                                        -------------       -------------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
     side evaluation of underlying Securities) . . . . . . . . . .     $       863.10      $       656.99
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
  of underlying Securities)****. . . . . . . . . . . . . . . . . .     $       862.66      $       656.05
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
     UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . . . . .     $         0.45      $         0.45
     Less estimated annual expense per 1,000 Units . . . . . . . .               0.45                0.45
                                                                        -------------       -------------

     Net annual income per 1,000 Units . . . . . . . . . . . . . .     $         0.00      $         0.00
                                                                        -------------       -------------
                                                                        -------------       -------------


DISTRIBUTIONS
     Distributions will be made on the first business day
     following the maturity of each Security in a Series
     to holders of record on the business day immediately
     preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities (see
     Expenses and Charges) . . . . . . . . . . . . . . . . . . . .     $         0.35      $         0.35
EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying Securities.
     Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2035
MINIMUM VALUE OF FUND
     Trust Indenture may be terminated with respect to any
     Series if the value of that Series is less than 40% of
     the face amount of Securities.




______________
        + The Indenture was signed and the initial deposit was made as of March 20, 1985.
        * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
       ** The transaction charges currently applicable to the 2000 Series and the 2005 Series are 0.75% and 1.50% of their respective offering prices per 1,000 Units (0.756% and 1.523%, respectively, of the net amount invested in Securities).
      *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
     **** Figures shown are $6.91 and $10.79 less than the Offering Price per 1,000 Units and $0.44 and $0.94 less than the Sponsor's Repurchase Price per 1,000 Units with respect to the 2000 Series and the 2005 Series, respectively.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B at December 31, 1997 and the results of its operations and changes in its net assets for the above stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statement  of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    2006
                                                                   SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .     $1,352,152
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,822
Accrued interest receivable. . . . . . . . . . . . . . . . .            367
                                                                  ---------

     Total trust property. . . . . . . . . . . . . . . . . .      1,358,341
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .          6,189
                                                                  ---------

NET ASSETS - Note 2. . . . . . . . . . . . . . . . . . . . .     $1,352,152
                                                                  ---------
                                                                  ---------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .      2,165,028
                                                                  ---------
                                                                  ---------
UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .    $    .62454
                                                                  ---------
                                                                  ---------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statements of Operations
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------

                                                                                               2006 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .           $     490      $   1,185    $     1,181
Accretion of original issue discount . . . . . . . . . . . . . . . . .              93,107         98,763         90,865
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . .                (490)        (1,185)        (1,181)
                                                                                   -------        -------        -------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .              93,107         98,763         90,865

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . .              37,584             -           1,973

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . .               9,052        (91,757)       281,043
                                                                                   -------        -------        -------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . .              46,636        (91,757)       283,016
                                                                                   -------        -------        -------

NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .           $ 139,743       $  7,006       $373,881
                                                                                   -------        -------        -------
                                                                                   -------        -------        -------





See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Statements of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------------

                                                                                               2006 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .          $   93,107     $   98,763     $   90,865
     Realized gain on securities transactions. . . . . . . . . . . . .              37,584              -          1,973
     Net unrealized appreciation (depreciation) of investments . . . .               9,052        (91,757)       281,043
                                                                                 ---------      ---------      ---------
     Net increase in net assets resulting from operations. . . . . . .             139,743          7,006        373,881

CAPITAL SHARE
   TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . .            (266,564)             -        (16,208)
                                                                                 ---------      ---------      ---------
     Net increase (decrease) in
     net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .            (126,821)         7,006        357,673

NET ASSETS:
     Beginning of period . . . . . . . . . . . . . . . . . . . . . . .           1,478,973      1,471,967      1,114,294
                                                                                 ---------      ---------      ---------

     End of period . . . . . . . . . . . . . . . . . . . . . . . . . .          $1,352,152     $1,478,973     $1,471,967
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL


-------------------------------------------------------------------------------------------------------------------------

                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

2006 SERIES
-----------
Cost of 2,165,028, 2,643,020 and 2,643,020 Units,
     respectively. . . . . . . . . . . . . . . . . . . . . . . . . . .          $  624,104      $ 764,716     $  764,716
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               3,370          7,419          7,419
                                                                                 ---------      ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .             620,734        757,297        757,297
Accretion of original issue discount . . . . . . . . . . . . . . . . .             477,400        476,710        377,947
Net unrealized appreciation of investments . . . . . . . . . . . . . .             254,018        244,966        336,723
                                                                                 ---------      ---------      ---------

Net capital applicable to certificateholders . . . . . . . . . . . . .          $1,352,152     $1,478,973     $1,471,967
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------

3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

REDEMPTION

During 1997, 1996 and 1995, the Sponsor elected to redeem units of the Fund as follows:


                                                                                     1997          1996            1995
                                                                                     ----          ----            ----

     2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             477,992            -           35,147


The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES B
Portfolios as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2006 SERIES
-----------
     Stripped Treasury Securities . . .         0%        2-15-06     $2,156,000     $1,086,923     $1,340,407
     U.S. Treasury Notes. . . . . . . .     10.75%        8-15-05          9,028         11,211         11,745
                                                                       ---------      ---------      ---------

     Total. . . . . . . . . . . . . . .                               $2,165,028     $1,098,134     $1,352,152
                                                                       ---------      ---------      ---------
                                                                       ---------      ---------      ---------



_________________________
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


                    SERIES                        AMOUNT
                    ------                        ------
                    2006 . . . . . . . . .   $ 1,354,272



See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES B+
as of December 31, 1997

--------------------------------------------------------------------------------

Series B is a series unit investment trust consisting of three separate series, each with its own portfolio. As of December 31, 1997, there is one series which is still outstanding; this is the 2006 Series designated for the maturities of its underlying Portfolios. (See Portfolios herein).

                                                                               2006
                                                                              SERIES

--------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . .     $  2,165,028
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,165,028
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . . . .      1/2,165,028 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . . . .     $     1,354,272
                                                                            --------------

     Divided by number of Units times 1,000. . . . . . . . . . . . . .     $        625.52
     Plus the applicable transaction charge**. . . . . . . . . . . . .                9.38
                                                                            --------------

     Offering Price per 1,000 Units. . . . . . . . . . . . . . . . . .     $        634.90
                                                                            --------------
                                                                            --------------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering side
     evaluation of underlying Securities). . . . . . . . . . . . . . .     $        625.52
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
     of underlying Securities)**** . . . . . . . . . . . . . . . . . .     $        624.54
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
     UNITS RECEIVED IN CASH BY THE FUND
          Gross annual income per 1,000 Units. . . . . . . . . . . . .     $          0.45
          Less estimated annual expense per 1,000 Units. . . . . . . .                0.45
                                                                            --------------

          Net annual income per 1,000 Units. . . . . . . . . . . . . .     $          0.00
                                                                            --------------
                                                                            --------------

DISTRIBUTIONS
     Distributions will be made on the first business day
       following the maturity of each Security in a Series
       to holders of record on the business day immediately
       preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities
     (see Expenses and Charges). . . . . . . . . . . . . . . . . . . .   $            0.35

EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying Securities.
     Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2036
MINIMUM VALUE OF FUND
     Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.





________________
         + The Indenture was signed and the initial deposit was made as of January 27, 1986.
         * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
        ** The transaction charge currently applicable to the 2006 Series is 1.50% of its respective Offering Price per 1,000 Units (1.501% of the net amount invested in Securities).
       *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charges described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
      **** Figure shown is $10.36 less than the Offering Price per 1,000 Units and $0.98 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 2006 Series.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statement of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    2007
                                                                   SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .    $   176,625
Cash. . .. . . . . . . . . . . . . . . . . . . . . . . . . .          1,045
Accrued interest receivable. . . . . . . . . . . . . . . . .            118
                                                                 ----------

     Total trust property. . . . . . . . . . . . . . . . . .        177,788
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .          1,163
                                                                 ----------

NET ASSETS - Note 2. . . . . . . . . . . . . . . . . . . . .    $   176,625
                                                                 ----------
                                                                 ----------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .        300,436
                                                                 ----------
                                                                 ----------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .    $    .58790
                                                                 ----------
                                                                 ----------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statements of Operations
For the Years Ended December 31, 1997, 1996 and 1995



-------------------------------------------------------------------------------------------------------------------------

                                                                                               1997 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .          $        -     $    1,088    $     1,327
Accretion of original issue discount . . . . . . . . . . . . . . . . .             134,197        219,042        218,320
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . .                   -         (1,088)        (1,327)
                                                                                 ---------      ---------     ----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .             134,197        219,042        218,320

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . .               3,566          8,809         16,984

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . .             (53,436)       (94,228)        84,363
                                                                                 ---------      ---------     ----------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . .             (49,870)       (85,419)       101,347
                                                                                 ---------      ---------     ----------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . .          $   84,327     $  133,623    $   319,667
                                                                                 ---------      ---------     ----------
                                                                                 ---------      ---------     ----------


                                                                                                 2007 SERIES
                                                                                  ----------------------------------------

                                                                                      1997           1996           1995

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .         $        68    $       410     $      409
Accretion of original issue discount . . . . . . . . . . . . . . . . .              17,831         31,440         28,781
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . .                 (68)          (410)          (409)
                                                                                 ---------      ---------      ---------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . .              17,831         31,440         28,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . .              47,481              -              -

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . .             (52,626)       (30,182)        97,101
                                                                                 ---------      ---------      ---------

Net gain (loss) on Investments . . . . . . . . . . . . . . . . . . . .              (5,145)       (30,182)        97,101
                                                                                 ---------      ---------      ---------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . .          $   12,686     $    1,258     $  125,882
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Statements of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995



-------------------------------------------------------------------------------------------------------------------------

                                                                                               1997 SERIES
                                                                                -----------------------------------------
                                                                                   1997            1996         1995

-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         $   134,197    $   219,042    $   218,320
     Realized gain on securities transactions. . . . . . . . . . . . .               3,566          8,809         16,984
     Net unrealized appreciation (depreciation) of investments . . . .             (53,436)       (94,228)        84,363
                                                                                 ---------      ---------      ---------
     Net increase in net assets resulting from operations. . . . . . .              84,327        133,623        319,667

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . .          (2,759,216)      (194,656)      (272,007)
                                                                                 ---------      ---------      ---------
     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,674,889)       (61,033)        47,660

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . . . . . . . . . . .           2,674,889      2,735,922      2,688,262
                                                                                 ---------      ---------      ---------
       End of period . . . . . . . . . . . . . . . . . . . . . . . . .                  $0     $2,674,889     $2,735,922
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


                                                                                                 2007 SERIES
                                                                                  ----------------------------------------

                                                                                     1997           1996            1995
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .          $   17,831     $   31,440     $   28,781
     Realized gain on securities transactions. . . . . . . . . . . . .              47,481              -              -
     Net unrealized appreciation (depreciation) of investments . . . .             (52,626)       (30,182)        97,101
                                                                                 ---------      ---------      ---------
     Net increase in net assets resulting from operations. . . . . . .              12,686          1,258        125,882

CAPITAL SHARE
  TRANSACTIONS - Note 4
  Issuance of Units. . . . . . . . . . . . . . . . . . . . . . . . . .                   -              -              -
  Redemption of Units. . . . . . . . . . . . . . . . . . . . . . . . .           ( 314,459)             -              -
                                                                                 ---------      ---------      ---------
  Net increase (decrease) in
    net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (301,773)        1,258         125,882

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .             478,398        477,140        351,258
                                                                                 ---------      ---------      ---------

  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  176,625     $  478,398     $  477,140
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's Sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.


2.   NET CAPITAL

                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
1997 SERIES
Cost of 0, 2,765,000 and 2,765,000 Units,
  respectively . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $1,403,155     $1,501,215
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .                             16,318         16,801
                                                                                                ---------      ---------
Net amount applicable to certificateholders. . . . . . . . . . . . . .                          1,386,837      1,484,414
Accretion of original issue discount . . . . . . . . . . . . . . . . .                          1,234,616      1,103,843
Net unrealized appreciation of investments . . . . . . . . . . . . . .                             53,436        147,664

Net capital applicable to certificateholders . . . . . . . . . . . . .                         $2,674,889     $2,735,922
                                                                                                ---------      ---------
                                                                                                ---------      ---------


2007 SERIES
Cost of 300,436, 915,373, and 915,373 Units, . . . . . . . . . . . . .          $   95,906     $  215,892     $  215,892
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               1,382          6,175          6,175
                                                                                 ---------      ---------      ---------

Net amount applicable to certificateholders. . . . . . . . . . . . . .              94,524        209,717        209,717
Accretion of original issue discount . . . . . . . . . . . . . . . . .              44,960        178,914        147,474
Net unrealized appreciation of investments . . . . . . . . . . . . . .              37,141         89,767        119,949
                                                                                 ---------      ---------      ---------

Net capital applicable to certificateholders . . . . . . . . . . . . .          $  176,625     $  478,398     $  477,140
                                                                                 ---------      ---------      ---------
                                                                                 ---------      ---------      ---------


OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------


3.   EXPENSES
Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

REDEMPTION

During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:


                                                       1997             1996             1995
                                                       ----             ----             ----
          1997      . . . . . . . . . . . . .      2,765,000           208,342          316,955
          2007      . . . . . . . . . . . . .        614,937                 -                -


The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing. In August of 1997, Series 1997 matured and distributions of $2,069,000 were made.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES C
Portfolios as of December 31, 1997



---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                              COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                         RATES      MATURITIES     AMOUNT          COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2007 SERIES
-----------
     Stripped Treasury Securities . . .         0%        2-15-07    $   299,000    $   137,303    $   174,858
     U.S. Treasury Notes. . . . . . . .     9.375%        2-15-06          1,436          2,181          1,767
                                                                      ----------     ----------     ----------

          Total . . . . . . . . . . . .                              $   300,436    $   139,484    $   176,625
                                                                      ----------     ----------     ----------
                                                                      ----------     ----------     ----------




_________________________
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


               Series              Amount
               ------              ------
               2007                $ 176,936



See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES C+
As of December 31, 1997



Series C is a series unit investment trust consisting of two separate series, each with its own portfolio. As of December 31, 1997, there is only one series which is still outstanding; this is the 2007 Series designated for the maturities of its underlying Portfolios. (See Portfolios herein).



                                                                                   2007
                                                                                  SERIES

--------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . .                 $   300,436
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . .                     300,436
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT                1/300,436 th

OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund*               $     176,936
                                                                              ------------


     Divided by number of Units times 1,000. . . . . . . . .                 $      588.93
     Plus the applicable transaction charge**. . . . . . . .                          8.83
                                                                              ------------

     Offering Price per 1,000 Units. . . . . . . . . . . . .                 $      597.76
                                                                              ------------
                                                                              ------------


SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on
  offering side evaluation of underlying Securities) . . . .                 $      588.93
REDEMPTION PRICE PER 1,000 UNITS (based on bid side
  evaluation of underlying
  Securities)****. . . . . . . . . . . . . . . . . . . . . .                 $      587.90
CALCULATION OF ESTIMATED NET ANNUAL INTEREST
     INCOME PER 1,000 UNITS RECEIVED IN
  CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . .                 $        0.45
     Less estimated annual expense per 1,000 Units . . . . .                          0.45
                                                                              ------------

     Net annual income per 1,000 Units . . . . . . . . . . .                 $        0.00
                                                                              ------------
                                                                              ------------
DISTRIBUTIONS
     Distributions will be made on the first
       business day following the maturity of each
       Security in a Series to holders of record on
       the business day immediately preceding the
       date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying
       Securities (see Expenses and Charges) . . . . . . . .                  $       0.35
EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying Securities.
       Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2037
MINIMUM VALUE OF FUND
     Trust Indenture may be terminated with respect to any
       Series if the value of that Series is less than 40%
       of the face amount of Securities.




_________________________
   + The Indenture was signed and the initial deposit was made as of April 21, 1987.
   * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
  ** The transaction charges currently applicable to the 2007 Series, are 1.50% of its respective Offering Prices per 1,000 Units (1.502%, of the net amount invested in Securities).
 *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $9.86 less then the Offering Price per 1,000 Units and $1.03 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 2007 Series.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statement of Condition as of December 31, 1997


--------------------------------------------------------------------------------------------------------------

                                                                                         1998           2008
                                                                                        SERIES         SERIES

--------------------------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities(see Portfolios). . . . . . . . . . . . . . .       $756,900       $380,408
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -           2,616
Accrued interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . .             -              82
                                                                                       --------       --------

     Total trust property. . . . . . . . . . . . . . . . . . . . . . . . . . . .        756,900        383,106
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -           2,698
                                                                                       --------       --------

NET ASSETS-Note 2. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $756,900       $380,408
                                                                                       --------       --------
                                                                                       --------       --------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        772,000        716,667
                                                                                       --------       --------
                                                                                       --------       --------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ .98044       $ .53080
                                                                                       --------       --------
                                                                                       --------       --------


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statements of Operations
For the years ended December 31, 1997, 1996, and 1995


------------------------------------------------------------------------------------------------------------------------------

                                                                                                     1998 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     -         $    -         $   115
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .         54,994         49,458         47,098
Trustee's fees and expenses - Note 3 . . . . . . . . . . . . . . . . . . . . . .             -              -            (115)
                                                                                       --------        -------       --------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         54,994         49,458         47,098

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . . .          6,768             -          13,935

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (12,746)        (8,736)        53,409
                                                                                       --------        -------       --------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .         (5,978)        (8,736)        67,344
                                                                                       --------        -------       --------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 49,016        $40,722       $114,442
                                                                                       --------        -------       --------
                                                                                       --------        -------       --------



                                                                                                     2008 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    159       $    458       $    457
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .         27,443         30,219         27,593
Trustee's fees and expenses-Note 3 . . . . . . . . . . . . . . . . . . . . . . .           (159)          (458)          (457)
                                                                                       --------       --------       --------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,443         30,219         27,593

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . . . . . . . . . . . . . . . .         31,617             -              -

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (7,592)       (42,659)       110,894
                                                                                       --------       --------       --------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .         24,025        (42,659)       110,894
                                                                                       --------       --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 51,468       $(12,440)      $138,487
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Statements of Changes In Net Assets
For the years ended December 31, 1997, 1996 and 1995


------------------------------------------------------------------------------------------------------------------------------

                                                                                                     1998 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  54,994       $ 49,458      $  47,098
     Realized gain on securities transactions. . . . . . . . . . . . . . . . . .          6,768             -          13,935
     Net unrealized appreciation (depreciation) of investments . . . . . . . . .        (12,746)        (8,736)        53,409
                                                                                      ---------       --------      ---------
     Net increase in net assets resulting from operations. . . . . . . . . . . .         49,016         40,722        114,442

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -              -         167,820
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (231,032)            -        (214,483)
                                                                                      ---------       --------      ---------

     Net increase (decrease) in
        net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (182,016)        40,722         67,779
                                                                                      ---------       --------      ---------

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . .        938,916        898,194        830,415
                                                                                      ---------       --------      ---------

       End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 756,900       $938,916      $ 898,194
                                                                                      ---------       --------      ---------
                                                                                      ---------       --------      ---------



                                                                                                     2008 SERIES
                                                                                       ---------------------------------------
                                                                                         1997            1996          1995
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 27,443       $ 30,219     $   27,593
     Realized gain on securities transactions. . . . . . . . . . . . . . . . . .         31,617             -              -
     Net unrealized appreciation (depreciation) of investments . . . . . . . . .         (7,592)       (42,659)       110,894
                                                                                      ---------       --------      ---------
     Net increase (decrease) in net assets resulting from operations . . . . . .         51,468        (12,440)       138,487

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (144,773)            -              -
                                                                                      ---------       --------      ---------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (93,305)       (12,440)       138,487

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . .        473,713        486,153        347,666
                                                                                      ---------       --------      ---------

       End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $380,408      $ 473,713      $ 486,153
                                                                                      ---------       --------      ---------
                                                                                      ---------       --------      ---------

See Notes To Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Notes To Financial Statements
For the years ended December 31, 1997, 1996, and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL

                                                                                                     December 31,
                                                                                       ---------------------------------------
                                                                                         1997           1996           1995
                                                                                       --------       --------       --------
1998 SERIES
-----------
Cost of 772,000, 1,015,000 and 1,015,000 Units,
  respectively . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $462,031       $568,967       $568,967
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,084          7,618          7,618
                                                                                       --------       --------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . . .        454,947        561,349        561,349
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .        176,315        239,183        189,725
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . . .        125,638        138,384        147,120
                                                                                       --------       --------       --------

Net capital applicable to certificateholders . . . . . . . . . . . . . . . . . .       $756,900       $938,916       $898,194
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

2008 SERIES
-----------
Cost of 716,667, 1,023,236 and 1,023,236 Units,
  respectively . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $127,411       $192,831       $192,831
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,639          5,874          5,874
                                                                                       --------       --------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . . . . . . .        131,050        186,957        186,957
Accretion of original issue discount . . . . . . . . . . . . . . . . . . . . . .        145,743        175,549        145,330
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . . .        103,615        111,207        153,866
                                                                                       --------       --------       --------

Net capital applicable to certificateholders . . . . . . . . . . . . . . . . . .       $380,408       $473,713       $486,153
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Notes to Financial Statements
For the years ended December 31, 1997, 1996 and 1995 (Concluded)

--------------------------------------------------------------------------------

3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

ISSUANCE
     Additional Units were issued by the Fund during the periods ended December 31, 1997, 1996 and 1995 as follows:


                                                                                         1997            1996           1995
                                                                                         ----            ----           ----
     1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            -               -        201,286

REDEMPTION
     During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:


                                                                                         1997            1996           1995
                                                                                         ----            ----           ----
     1998. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      243,000               -        261,473
     2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      306,569               -              -

The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES D
Portfolios as of December 31, 1997


-------------------------------------------------------------------------------------------------------------------------------
SERIES NO. AND                                             COUPON                         FACE        ADJUSTED
TITLE OF SECURITIES                                         RATES      MATURITIES       AMOUNT          COST          VALUE (*)
-------------------------------------------------------------------------------------------------------------------------------

1998 SERIES
-----------
     Stripped Treasury Securities. . . . . . . . .             0%        5-15-98       $772,000       $631,262       $756,900
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

2008 SERIES
-----------
     Stripped Treasury Securities. . . . . . . . .             0%       11-15-08       $713,000       $273,584       $376,229
     U.S. Treasury Notes . . . . . . . . . . . . .          8.75%       11-15-08          3,667          3,209          4,179
                                                                                       --------       --------       --------

     Total . . . . . . . . . . . . . . . . . . . .                                     $716,667       $276,793       $380,408
                                                                                       --------       --------       --------
                                                                                       --------       --------       --------

_________________________
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


                                   Series                                Amount
                                   ------                                ------
                                    1998 . . . . . . . . . . . . . . .  $756,954
                                    2008 . . . . . . . . . . . . . . .  $381,206

See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES D+
as of December 31, 1997

--------------------------------------------------------------------------------

Series D is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1998 Series and 2008 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).


--------------------------------------------------------------------------------------------------------------

                                                                                        1998           2008
                                                                                       SERIES         SERIES

--------------------------------------------------------------------------------------------------------------

FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  772,000     $  716,667
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        772,000        716,667
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . . . . . . . . .    1/772,000th    1/716,667th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . . . . . . . . .     $  756,954     $  381,206
                                                                                     ----------     ----------

     Divided by number of Units times 1,000. . . . . . . . . . . . . . . . . . .     $   980.51     $   531.92
     Plus the applicable transaction charge**. . . . . . . . . . . . . . . . . .           4.90           7.98
                                                                                     ----------     ----------
     Offering Price per 1,000 Units. . . . . . . . . . . . . . . . . . . . . . .     $   985.41     $   539.90
                                                                                     ----------     ----------
                                                                                     ----------     ----------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
     side evaluation of underlying Securities) . . . . . . . . . . . . . . . . .     $   980.51     $   531.92
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
     of underlying Securities)**** . . . . . . . . . . . . . . . . . . . . . . .     $   980.44     $   530.80
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME PER 1,000
     UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . .     $     0.45     $     0.45
     Less estimated annual expense per 1,000 Units . . . . . . . . . . . . . . .           0.45           0.45
                                                                                     ----------     ----------

     Net annual income per 1,000 Units . . . . . . . . . . . . . . . . . . . . .     $     0.00     $     0.00
                                                                                     ----------     ----------
                                                                                     ----------     ----------
DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each Security in a Series to holders of
          record on the business day immediately preceding the date
          of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities (see Expenses
          and Charges) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     0.35     $     0.35
EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying
          Securities.  Treating separate
          maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January  1, 2038
MINIMUM VALUE OF FUND
     Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face
          amount of Securities.

__________________
+ The Indenture was signed and the initial deposit was made as of April 18, 1988.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charges currently applicable to the 1998 Series and the 2008 Series are .50% and 1.50% of their respective Offering Prices per 1,000 Units (.503% and 1.523%, respectively, of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiplying thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $4.97 and $9.10 less than the Offering Price per 1,000
     Units and $0.07 and $1.12 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1998 Series and the 2008 Series, respectively.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolios of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E, as of December 31, 1997 and the related statements of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statement of Condition As of December 31, 1997


--------------------------------------------------------------------------------------------

                                                                    1999           2009
                                                                   SERIES         SERIES

--------------------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolios) . . . .       $359,566       $165,851
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .              -          6,206
Accrued interest receivable. . . . . . . . . . . . . . . . .            162             91
                                                                   --------       --------

     Total trust property. . . . . . . . . . . . . . . . . .        359,728        172,148
LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .            162          6,297
                                                                   --------       --------

NET ASSETS-NOTE 2. . . . . . . . . . . . . . . . . . . . . .       $359,566       $165,851
                                                                   --------       --------
                                                                   --------       --------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .        387,958        322,090

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .       $ .92682       $ .51492
                                                                   --------       --------
                                                                   --------       --------



See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statement of Operations
For the years ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     1999 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .       $    75    $    202     $   207
Accretion of original issue discount . . . . . . . .        25,737      28,045      27,592
Trustee's fees and expenses - Note 3 . . . . . . . .           (75)       (202)       (207)
                                                           -------    --------     -------
Net investment income. . . . . . . . . . . . . . . .        25,737      28,045      27,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . .         4,384           -       5,396

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .        (7,671)    (13,985)     27,648
                                                           -------    --------     -------

Net gain (loss) on investments . . . . . . . . . . .        (3,287)    (13,985)     33,044
                                                           -------    --------     -------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .       $22,450    $ 14,060     $60,636
                                                           -------    --------     -------
                                                           -------    --------     -------


                                                                     2009 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .       $    71    $    161     $   161
Accretion of original issue discount . . . . . . . .        10,351      10,255       9,738
Trustee's fees and expenses - Note 3 . . . . . . . .           (71)       (161)       (161)
                                                           -------    --------     -------
Net investment income. . . . . . . . . . . . . . . .        10,351      10,255       9,738

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain on securities transactions . . . . . .         2,149           -         961

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .         9,537     (15,035)     38,500
                                                           -------    --------     -------

Net gain (loss) on investments . . . . . . . . . . .        11,686     (15,035)     39,461
                                                           -------    --------     -------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .       $22,037    $ (4,780)    $49,199
                                                           -------    --------     -------
                                                           -------    --------     -------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Statements of Changes in Net Assets
For the years ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     1999 SERIES
                                                         ----------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . .     $  25,737    $ 28,045    $ 27,592
     Realized gain on securities transactions. . . .         4,384           -       5,396
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .        (7,671)    (13,985)     27,648
                                                         ---------    --------    --------
     Net increase in net assets resulting
       from operations . . . . . . . . . . . . . . .        22,450      14,060      60,636

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . .        54,634
     Redemption of Units . . . . . . . . . . . . . .      (109,591)          -     (80,186)
                                                         ---------    --------    --------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . .       (32,507)     14,060     (19,550)

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . .       392,073     378,013     397,563
                                                         ---------    --------    --------

       End of period . . . . . . . . . . . . . . . .     $ 359,566    $392,073    $378,013
                                                         ---------    --------    --------
                                                         ---------    --------    --------


                                                                     2009 SERIES
                                                         ----------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income . . . . . . . . . . . . .      $ 10,351    $ 10,255    $  9,738
     Realized gain on securities transactions. . . .         2,149           -         961
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .         9,537     (15,035)     38,500
                                                          --------    --------    --------
     Net increase (decrease) in net assets
       resulting from operations . . . . . . . . . .        22,037      (4,780)     49,199

CAPITAL SHARE
   TRANSACTIONS - Note 4
     Redemption of Units . . . . . . . . . . . . . .       (16,720)          -     (14,286)
                                                          --------    --------    --------

     Net increase (decrease) in
       net assets. . . . . . . . . . . . . . . . . .         5,317      (4,780)     34,913

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . .       160,534     165,314     130,401
                                                          --------    --------    --------

       End of period . . . . . . . . . . . . . . . .      $165,851    $160,534    $165,314
                                                          --------    --------    --------
                                                          --------    --------    --------


See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Notes to Financial Statements
For the years ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.


2.   NET CAPITAL



                                                                                               DECEMBER 31,
                                                                                  --------------------------------------
                                                                                    1997            1996         1995
                                                                                  --------       --------       --------
1999 SERIES
-----------
Cost of 387,958, 450,273 and 450,273 Units, respectively . . . . . . .            $225,641       $226,513       $226,513
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               2,944          3,244          3,244
                                                                                  --------      ---------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . .             222,697        223,269        223,269
Accretion of original issue discount . . . . . . . . . . . . . . . . .             127,068        151,332        123,287
Net unrealized appreciation of investments . . . . . . . . . . . . . .               9,801         17,472         31,457
                                                                                  --------       --------       --------


Net capital applicable to certificateholders . . . . . . . . . . . . .            $359,566       $392,073       $378,013
                                                                                  --------       --------       --------
                                                                                  --------       --------       --------

2009 SERIES
-----------
Cost of 322,090, 359,216 and 399,352 Units, respectively . . . . . . .            $ 77,515       $ 85,892       $ 85,892
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .               5,890          6,158          6,158
                                                                                  --------       --------       --------

Net amount applicable to certificateholders. . . . . . . . . . . . . .              71,625         79,734         79,734
Accretion of original issue discount . . . . . . . . . . . . . . . . .              61,190         57,301         47,046
Net unrealized appreciation of investments . . . . . . . . . . . . . .              33,036         23,499         38,534
                                                                                  --------      ---------       --------


Net capital applicable to certificateholders . . . . . . . . . . . . .            $165,851       $160,534       $165,314
                                                                                  --------      ---------       --------
                                                                                  --------       --------       --------


OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Notes to Financial Statements
For the years ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS


ISSUANCE
Additional Units were issued by the Fund during the periods ended December 31, 1997, 1996, and 1995 as follows:


                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

     1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              60,304           -             -




REDEMPTION
During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund as follows:



                                                                                   1997            1996         1995
                                                                                   ----            ----         ----

     1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             122,619           -          105,532
     2009. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,126           -           40,136




The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES E
Portfolios as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2000 SERIES
-----------
     Stripped Treasury Securities . . .         0%       5-15-99        $386,000       $347,651       $357,542
     U.S. Treasury Notes. . . . . . . .     8.875%       2-15-99           1,958          2,114          2,024
                                                                        --------       --------       --------

     Total. . . . . . . . . . . . . . .                                 $387,958       $349,765       $359,566
                                                                        --------       --------       --------
                                                                        --------       --------       --------


2009 SERIES
-----------
     Stripped Treasury Securities . . .         0%      05-15-09        $321,000       $130,439       $164,108
     U.S. Treasury Notes. . . . . . . .     13.25%      05-15-14           1,090          2,376          1,743
                                                                        --------       --------       --------

     Total. . . . . . . . . . . . . . .                                 $322,090       $132,815       $165,851
                                                                        --------       --------       --------
                                                                        --------       --------       --------





_____________
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:

               SERIES                              AMOUNT
               ------                              ------
               1999. . . . . . . . . . . . . . .   $359,663
               2009. . . . . . . . . . . . . . .    166,214


See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES E+
As of December 31, 1997

--------------------------------------------------------------------------------


Series E is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1999 Series and 2009 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).



                                                                              1999                2009
                                                                             SERIES              SERIES

------------------------------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . .      $   387,958         $   322,090
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . .          387,958             322,090
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . .        1/387,958 th        1/322,090 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund* . .      $   359,663         $   166,214
                                                                        -----------         -----------

     Divided by number of Units times 1,000. . . . . . . . . . . .      $    927.07         $    516.05
     Plus the applicable transaction charge**. . . . . . . . . . .             6.95                9.03
                                                                        -----------         -----------

     Offering Price per 1,000 Units. . . . . . . . . . . . . . . .      $    934.02         $    525.08
                                                                        -----------         -----------
                                                                        -----------         -----------

SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
     side evaluation of underlying Securities) . . . . . . . . . .      $    927.07         $    516.05
REDEMPTION PRICE PER 1,000 UNITS (based on bid side
     evaluation of underlying Securities)****. . . . . . . . . . .      $    926.82         $    514.92
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME
     PER 1,000 UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 Units . . . . . . . . . . . . .      $      0.45         $      0.45
     Less estimated annual expense per 1,000 Units . . . . . . . .             0.45                0.45
                                                                        -----------         -----------

     Net annual income per 1,000 Units . . . . . . . . . . . . . .      $      0.00         $      0.00
                                                                        -----------         -----------
                                                                        -----------         -----------
DISTRIBUTIONS
     Distributions will be made on the first business day
     following the maturity of each Security in a Series to
     holders of record on the business day immediately preceding the date of such distribution.
TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities (see
     Expenses and Charges) . . . . . . . . . . . . . . . . . . . .  $            0.35   $            0.35
EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying Securities.
     Treating separate maturities as separate issues.
EVALUATION TIME
     3:30 P.M. New York Time
MANDATORY TERMINATION DATE
     January 1, 2039
MINIMUM VALUE OF FUND
     Trust Indenture may be terminated with respect to any
     Series if the value of that Series is less than 40% of
     the face amount of Securities.

____________________
+      The Indenture was signed and the initial deposit was made as of April
       17, 1989.
* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
** The transaction charges currently applicable to the 1999 Series and the 2009 Series are .75% and 1.75% of their respective Offering Prices per 1,000 Units (.756% and 1.781%, respectively, of the net amount invested in Securities).
*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
**** Figures shown are $7.20 and $10.16 less than the Offering Price per 1,000 Units and $0.25 and $1.13 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1999 Series and the 2009 Series, respectively.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statement of condition, including the related portfolio of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F, as of December 31, 1997 and the related statement of operations and changes in net assets for the years ended December 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F at December 31, 1997 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

February 10, 1998

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Condition as of December 31, 1997



--------------------------------------------------------------------------------

                                                                         2010
                                                                        SERIES

--------------------------------------------------------------------------------
TRUST PROPERTY
Investment in marketable securities (see Portfolio). . . . .         $  893,341
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,966
Accrued interest receivable. . . . . . . . . . . . . . . . .                713
                                                                     ----------

          Total trust property . . . . . . . . . . . . . . .            900,020

LESS LIABILITIES . . . . . . . . . . . . . . . . . . . . . .              6,679
                                                                     ----------

NET ASSETS - Note 2. . . . . . . . . . . . . . . . . . . . .         $  893,341
                                                                     ----------
                                                                     ----------

UNITS OUTSTANDING. . . . . . . . . . . . . . . . . . . . . .          1,818,940
                                                                     ----------
                                                                     ----------

UNIT VALUE . . . . . . . . . . . . . . . . . . . . . . . . .         $   .49113
                                                                     ----------
                                                                     ----------



See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Operations
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     2010 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income. . . . . . . . . . . . . . . . . . .      $    412    $  1,021    $    972
Accretion of original issue discount . . . . . . . .        53,584      61,079      45,398
Trustee's fees and expenses - Note 3 . . . . . . . .          (412)     (1,021)       (972)
                                                          --------    --------    --------
Net investment income. . . . . . . . . . . . . . . .        53,584      61,079      45,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on securities transactions . . . . . .        39,073           -       7,439

Net change in unrealized appreciation
     of investments. . . . . . . . . . . . . . . . .        19,726     (91,994)    179,203
                                                          --------    --------    --------

Net gain (loss) on investments . . . . . . . . . . .        58,799     (91,994)    186,642
                                                          --------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS . . . . . . . . . . . . . . . .      $112,383    $(30,915)   $232,040
                                                          --------    --------    --------
                                                          --------    --------    --------




See Notes to Financial Statements.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Statement of Changes in Net Assets
For the Years Ended December 31, 1997, 1996 and 1995


-------------------------------------------------------------------------------------------
                                                                     2010 SERIES
                                                          ---------------------------------
                                                            1997         1996        1995
-------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income . . . . . . . . . . . . .     $  53,584    $ 61,079    $ 45,398
     Realized gain on securities transactions. . . .        39,073           -       7,439
     Net unrealized appreciation (depreciation)
       of investments. . . . . . . . . . . . . . . .        19,726     (91,994)    179,203
                                                         ---------    --------    --------
     Net increase (decrease) in net assets
       resulting from operations . . . . . . . . . .       112,383     (30,915)    232,040

CAPITAL SHARE
  TRANSACTIONS - Note 4
     Issuance of Units . . . . . . . . . . . . . . .       100,440           -     393,549
     Redemption of Units . . . . . . . . . . . . . .      (284,346)          -     (74,072)
                                                         ---------    --------    --------

     Net increase (decrease) in
     net assets. . . . . . . . . . . . . . . . . . .       (71,523)    (30,915)    551,517

     NET ASSETS:
       Beginning of period . . . . . . . . . . . . .       964,864     995,779     444,262
                                                         ---------    --------    --------

  End of period. . . . . . . . . . . . . . . . . . .     $ 893,341    $964,864   $ 995,779
                                                         ---------    --------    --------
                                                         ---------    --------    --------




See Notes to Financial Statements

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is OppenheimerFunds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.   NET CAPITAL



                                                                                               DECEMBER 31,
                                                                                -----------------------------------------
                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
2010 SERIES
-----------
Cost of 1,818,940, 2,277,690 and 2,277,690 Units, respectively . . . .            $634,563       $699,696      $699,696
Less sales charge. . . . . . . . . . . . . . . . . . . . . . . . . . .              12,427         13,503        13,503
                                                                                  --------       --------      --------
Net amount applicable to certificateholders. . . . . . . . . . . . . .             622,136        686,193       686,193
Accretion of original issue discount . . . . . . . . . . . . . . . . .             149,505        176,696       115,617
Net unrealized appreciation of investments . . . . . . . . . . . . . .             121,700        101,975       193,969
                                                                                  --------       --------      --------

Net capital applicable to certificateholders . . . . . . . . . . . . .            $893,341       $964,864      $995,779
                                                                                  --------       --------      --------
                                                                                  --------       --------      --------


3.   EXPENSES

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4.   CAPITAL SHARE TRANSACTIONS

ISSUANCE

Additional Units were issued by the Fund during the periods ended December 31, 1997, 1996 and 1995, as follows:


                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            238,912          -          1,046,994



OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Notes to Financial Statements
For the Years Ended December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------


REDEMPTIONS

During 1997, 1996 and 1995, the Sponsor elected to redeem Units of the Fund, as follows:



                                                                                   1997            1996         1995
                                                                                   ----            ----         ----
2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             697,662         -             220,843




The total proceeds were remitted to the Sponsor.

5.   INCOME TAXES

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6.   DISTRIBUTIONS

It is anticipated that the Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST, SERIES F
Portfolio as of December 31, 1997


---------------------------------------------------------------------------------------------------------------

SERIES NO. AND                               COUPON                     FACE         ADJUSTED
TITLE OF SECURITIES                           RATES    MATURITIES     AMOUNT           COST          VALUE (*)

---------------------------------------------------------------------------------------------------------------
2010 SERIES
-----------
     Stripped Treasury Securities . . .         0%        2-15-10     $1,812,000      $760,752       $ 884,057
     U.S. Treasury Notes. . . . . . . .     11.75%        2-15-10          6,940        10,889           9,284
                                                                      ----------      ---------      ---------

          Total. . . . . . . . . . . . .                              $1,818,940      $771,641       $ 893,341
                                                                      ----------      ---------      ---------
                                                                      ----------      ---------      ---------




____________
(*) The aggregate values based on offering side evaluations at December 31, 1997 were as follows:


               SERIES                                                   AMOUNT
               ------                                                   ------
               2010 . . . . . . . . . . . . . . . . . . . . . . . . .  $895,427


See Notes to Financial Statements.

INVESTMENT SUMMARY OF SERIES F+
As of December 31, 1997
-------------------------------------------------------------------------------

Series F is a series unit investment trust consisting of the 2010 Series designated for the maturity of its underlying Portfolio (see Portfolio herein).


                                                                              2010
                                                                             SERIES

-------------------------------------------------------------------------------------
FACE AMOUNT OF SECURITIES. . . . . . . . . . . . . . . . . . . . .    $  1,818,940
NUMBER OF UNITS. . . . . . . . . . . . . . . . . . . . . . . . . .       1,818,940
FRACTIONAL UNDIVIDED INTEREST IN FUND REPRESENTED BY EACH UNIT . .     1/1,818,940 th
OFFERING PRICE PER 1,000 UNITS***
     Aggregate offering side evaluation of Securities in Fund*....    $    895,427
                                                                      ------------
     Divided by number of units times 1,000. . . . . . . . . . . .    $     492.28
     Plus the applicable transaction charge**. . . . . . . . . . .              61
                                                                      ------------

     Offering price per 1,000 units. . . . . . . . . . . . . . . .    $     500.89
                                                                      ------------
                                                                      ------------


SPONSOR'S REPURCHASE PRICE PER 1,000 UNITS (based on offering
  side evaluation of underlying Securities). . . . . . . . . . . .    $     492.28
REDEMPTION PRICE PER 1,000 UNITS (based on bid side evaluation
  of underlying Securities)****. . . . . . . . . . . . . . . . . .    $     491.13
CALCULATION OF ESTIMATED NET ANNUAL INTEREST INCOME
  PER 1,000 UNITS RECEIVED IN CASH BY THE FUND
     Gross annual income per 1,000 units . . . . . . . . . . . . .    $       0.45
     Less estimated annual expenses per 1,000 units. . . . . . . .            0.45
                                                                      ------------

     Net annual income per 1,000 Units . . . . . . . . . . . . . .    $        0.0
                                                                      ------------
                                                                      ------------

DISTRIBUTIONS
     Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

TRUSTEE'S ANNUAL FEE
     Per $1,000 face amount of underlying Securities
       (see Expenses and Charges). . . . . . . . . . . . . . . . .    $       0.35
EVALUATOR'S FEE FOR EACH EVALUATION
     $.35 for each issue of underlying Securities.  Treating
       separate maturities as separate issues.
EVALUATION TIME
     3:30 p.m. New York Time
MANDATORY TERMINATION DATE
     January 1, 2040
MINIMUM VALUE OF FUND
     Trust Indenture may be terminated with respect to the
       Series if the value is less than 40% of the face
       amount of Securities.



____________

   + The Indenture was signed and the initial deposit was made as of April 24,
     1990.
   * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
  ** The transaction charge currently applicable to the 2010 Series is 1.75% of its respective Offering Price per 1,000 Units (1.753% of the net amount invested in Securities).
 *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units.
**** Figures shown are $9.76 less than the Offering Price per 1,000 Units and $1.15 less than the Sponsor's Repurchase Price per 1,000 Units.

OPPENHEIMER ZERO COUPON U.S. TREASURIES TRUST
Series A, B, C, D, E and F

--------------------------------------------------------------------------------


SPONSOR
OPPENHEIMERFUNDS DISTRIBUTOR, INC.
Two World Trade Center
New York, New York 10048


TRUSTEE
THE CHASE MANHATTAN BANK, N.A.
770 Broadway, 6th Floor
New York, New York 10003


EVALUATOR
INTERACTIVE DATA
Suite 501
350 South Figueroa
Los Angeles, California 90071


AUDITORS
DELOITTE & TOUCHE LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202-3942